Convertible Note (Details) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 07, 2023	Dec. 19, 2022	Mar. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	May 19, 2022	Apr. 02, 2022
Convertible Note (Details) [Line Items]
Principal amount			$ 2,804,848
Debt issuance discount			168,291
Legal and other transaction costs			$ 20,000
Material terms of convertible notes, description				●Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note. ● Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 12% or 5%, depending on the nature of such event. If the Company files to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law.
Ordinary shares (in Dollars per share)				$ 0.3		$ 3.6
Retained earnings							$ 9,918
Ordinary shares issued (in Shares)						1,138,889
Original principal amount				$ 38,358	$ 11,404
Gross proceeds		$ 1,500,000
interest accrues		6.00%
Warrants value	$ 211,702
Conversion Option [Member]
Convertible Note (Details) [Line Items]
Equity component amount				418,410
Private Placement [Member]
Convertible Note (Details) [Line Items]
Warrants value				$ 448,291
Convertible Note – 2022-2 [Member]
Convertible Note (Details) [Line Items]
Material terms of convertible notes, description				●Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note. ● Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company files to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law. ● Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is $0.60 per share.
Convertible Note – 2022-1 [Member]
Convertible Note (Details) [Line Items]
Effective interest rate				26.16%
Ordinary shares issued (in Shares)				4,748,930
Interest partial settlement				$ 2,906,511
Convertible Note – 2022-2 [Member]
Convertible Note (Details) [Line Items]
Ordinary shares (in Dollars per share)		$ 0.08
Effective interest rate				20.56%
Original principal amount		$ 1,595,000
Issuance of warrants				$ 220,035
Convertible Note – 2023 [Member]
Convertible Note (Details) [Line Items]
Ordinary shares (in Dollars per share)	$ 0.08
Effective interest rate				16.26%
Ordinary shares issued (in Shares)				987,881
Interest partial settlement				$ 225,000
Original principal amount	$ 2,126,667
Gross proceeds	$ 2,000,000